Capital Disclosures - Schedule of Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Disclosures - Schedule of Capital (Details) [Line Items]
Shareholders’ equity (excluding reserves)	$ 526,415	$ 585,310
Non-controlling interest	1,786,425	1,737,065
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$ 3,098,058	$ 3,199,247